Restructuring and Related Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 0	$ 1,398	$ 0
Restructuring Reserve	$ 0	$ 1,000